Subsidiaries	12 Months Ended
Dec. 31, 2010
Subsidiaries [Abstract]
Subsidiaries

37.	Subsidiaries

Subsidiaries of the Holding Company as of December 31, 2009 and 2010 were as follows:

		Percentage
	Country of	Ownership(1)
Subsidiary name	incorporation	2009	2010

Woori FIS Co., Ltd.	Korea	100%	100%
Woori Asset Management Co., Ltd.	Korea	100%	100%
TY 2nd Securitization Specialty Co., Ltd.(2)(3)	Korea	—	0%
Woori Financial	Korea	52.52%	52.52%
Woori PE	Korea	100%	100%
Woori Private Equity Fund(4)	Korea	46.50%	46.50%
Kumho Investment Bank Co., Ltd.	Korea	41.44%	41.44%
Woori EL Co., Ltd.(2)	Korea	100%	100%
Sahn Eagles LLC.(2)(3)	U.S.A.	60%	60%
Woori BK Co., Ltd.(2)	Korea	100%	100%
KIB Invest LLC.(2)(3)	Korea	0%	0%
HUB 1st Co., Ltd.(2)(3)	Korea	0%	0%
HUB 2nd Co., Ltd.(2)(3)	Korea	—	0%
HUB 3rd Co., Ltd.(2)(3)	Korea	—	0%
Two Eagles KIB, LLC.(2)	U.S.A.	—	100%
Two Eagles, LLC.(2)	U.S.A.	—	55%
Woori F&I	Korea	100%	100%
Woori AMC Co., Ltd.	Korea	100%	100%
Woori F&I Fifth Asset Securitization Specialty Co., Ltd.(2)	Korea	100%	100%
Woori F&I Sixth Asset Securitization Specialty Co., Ltd.(2)	Korea	100%	100%
Woori F&I Seventh Asset Securitization Specialty Co., Ltd.(2)	Korea	100%	100%
Woori F&I Eighth Asset Securitization Specialty Co., Ltd.(2)	Korea	100%	100%
Woori F&I Tenth Asset Securitization Specialty Co., Ltd.(2)	Korea	100%	100%
Woori F&I Eleventh Asset Securitization Specialty Co., Ltd.(2)	Korea	100%	100%
Woori F&I Thirteenth Asset Securitization Specialty Co., Ltd.(2)	Korea	94.57%	94.57%
Woori F&I Fourteenth Asset Securitization Specialty Co., Ltd.(2)	Korea	—	100%
Woori F&I Sixteenth Asset Securitization Specialty Co., Ltd.(2)	Korea	—	100%
Woori F&I Seventeenth Asset Securitization Specialty Co., Ltd.(2)	Korea	—	100%
Woori F&I Eighteenth Asset Securitization Specialty Co., Ltd.(2)	Korea	—	100%
Woori EA Third Asset Securitization Specialty Co., Ltd.(2)	Korea	—	70%
Woori EA Fourth Asset Securitization Specialty Co., Ltd.(2)	Korea	—	70%
Woori EA Fifth Asset Securitization Specialty Co., Ltd.(2)	Korea	—	70%
Woori EA Eighth Asset Securitization Specialty Co., Ltd.(2)	Korea	—	51%
Woori SB Tenth Asset Securitization Specialty Co., Ltd.(2)	Korea	50%	50%
WR Loan, LLC.(2)	Korea	—	100%
WR Investment America, LLC.(2)	U.S.A	—	100%
Woori Bank	Korea	100%	100%
Woori Credit Information Co., Ltd.	Korea	100%	100%
P.T. Bank Woori Indonesia	Indonesia	95.18%	95.18%
Woori America Bank	U.S.A.	100%	100%
Korea BTL Infrastructure Fund	Korea	100%	100%
Woori Global Markets Asia Ltd.	Hong Kong	100%	100%
Swan SF Co., Ltd.(2)(3)	Korea	0%	0%
Consus 8th Co., LLC.(2)(3)	Korea	0%	0%
Zao Woori Bank Limited	Russia	100%	100%
Woori Bank (China) Limited	China	100%	100%
An-Dong Raja 1st Co., Ltd.(2)(3)	Korea	0%	0%
KAMCO Value Recreation 1st Securitization Specialty Co., Ltd.(2)(3)	Korea	15%	15%
IB Global 1st, LLC.(2)(3)	Korea	—	0%
Real DW 2nd, LLC.(2)(3)	Korea	—	0%
Hermes STX, LLC.(2)(3)	Korea	—	0%
BWL1st, LLC.(2)(3)	Korea	—	0%
Kumho Trust 1st Co., Ltd.(2)(3)	Korea	—	0%
Woori More Conduit Co., Ltd.(2)(3)	Korea	—	0%
Woori IB Global Bond Co., Ltd.(2)(3)	Korea	—	0%
Hyundai Glory 1st, LLC.(2)(3)	Korea	—	0%
KDB Capital 1st, LLC.(2)(3)	Korea	—	0%
Vivaldi HL 1st Co., Ltd.(2)(3)	Korea	—	0%
Asiana Saigon, LLC.(2)(3)	Korea	—	0%
Kyongnam Bank	Korea	99.99%	99.99%
Consus 6th Co., LLC.(2)(3)	Korea	0%	0%
Kwangju Bank	Korea	99.99%	99.99%
KAMCO Value Recreation 2nd Securitization Specialty Co., Ltd.(2)(3)	Korea	15%	15%
Euro Quanto 2nd, LLC.(2)(3)	Korea	—	0%
Hybrid 1st, LLC.(2)(3)	Korea	—	0%

(1)	Direct and indirect ownership are combined.
(2)	Established as an SPE.
(3)	As the Company is deemed as the primary beneficiary, these SPEs were included in the consolidated financial statements of the Company.
(4)	Woori PE, as the general partner, controls Woori Private Equity Fund.

All holdings are in the common shares of the subsidiary concerned. Guaranteed trust accounts and certain VIEs, other than the SPEs listed above, which were consolidated as of December 31, 2010, are not included in the list of the subsidiaries (see Notes 1, 10 and 39).